Schedule of Composition Preliminary Assets Purchase Price (Details) - Teneology Inc [Member] - Fexy Studios [Member] - The Arena Group Holdings Inc [Member] $ in Thousands	Jan. 11, 2023 USD ($)
Asset Acquisition [Line Items]
Cash	$ 500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$ 3,307